Leases - Summary of Lessee operating lease liability maturity (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Less than 1 year		¥ 47,123
1 to 2 years		38,059
2 to 3 years		27,765
3 to 4 years		23,404
4 to 5 years		21,226
More than 5 years		42,877
Total undiscounted lease payments		200,454
Less: Impact of discounting		(10,640)
Lease liabilities as reported in the consolidated balance sheets	[1]	¥ 189,814	¥ 193,883
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Lease liabilities as reported in the consolidated balance sheets	Lease liabilities as reported in the consolidated balance sheets

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.